15 Intangible assets (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Municipalities		Dec. 31, 2019 BRL (R$) Municipalities	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Summary of intangible assets [Line Items]
Intangible assets	R$ 34,405,575		R$ 32,325,447	R$ 29,012,460	R$ 33,466,132
Contract asset	7,969,164	[1]	7,617,714	7,407,948	R$ 10,387,715
Program contracts commitments, current	162,541		273,932
Program contracts commitments, noncurrent	68,939		103,321
Capitalized interest and inflation adjustment	R$ 238,330		R$ 233,251	488,502
Percentage of revenue	44.58%		44.48%
Construction margin	R$ (86,477)		R$ (65,172)	(63,013)
Discount rate on intangible asset	8.20%		8.20%
Expropriations	R$ 33,136		R$ 34,681	R$ 106,429
Intangible assets related to PPP ALTO TIETE	287,645		348,586
Intangible assets related to PPP Sao Lourenco	R$ 3,065,445		R$ 3,235,008
Intangible assets, discount rate for adjustment - PPP	7.80%
Amortization average rate	4.70%		4.20%
Right of use operating expense	R$ 3,157
Right of use selling expense	8,736
Right of use administrative expense	1,950
Performance Agreements [member]
Summary of intangible assets [Line Items]
Intangible assets	265,940		R$ 127,410
Contract asset	R$ 306,738		R$ 51,650
Sao paulo [member]
Summary of intangible assets [Line Items]
Number of municipalities | Municipalities	375		372
Percentage of revenue	7.50%
Sao paulo [member] | Services agreement [member]
Summary of intangible assets [Line Items]
Percentage of revenue	13.00%
Alto Tiete Production System [member]
Summary of intangible assets [Line Items]
Monthly assigned funds from tariffs	R$ 12,064
Sao Lourenco Production System [member]
Summary of intangible assets [Line Items]
Monthly assigned funds from tariffs	R$ 34,380

[1]	The largest works are located in the municipalities of Sao Paulo, Praia Grande and Sao Bernardo do Campo, in the amounts of R$ 3,727 million, R$ 527 million and R$ 496 million, respectively.